Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting					₺ 1,256,786			₺ 1,941,702
Net derivative financial assets (liabilities) used for trading					293,704			1,092,980
Participating cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €	€ 40,060	€ 53,380
Net derivative financial assets (liabilities) used for trading					251,073			418,589
Maturity, trading	April 2026	April 2026
Participating cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $						$ 124,186			$ 165,478
Net derivative financial assets (liabilities) used for hedge accounting					566,902			924,346
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging			1	1
Change in intrinsic value of outstanding hedging instruments			₺ (672)	₺ 16,578
Net derivative financial assets (liabilities) used for trading, notional | $						18,000			27,000
Net derivative financial assets (liabilities) used for trading					72,504			123,664
Maturity, trading	November 2025	November 2025
Participating cross currency swap contracts one [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €	€ 167,000	€ 233,600
Net derivative financial assets (liabilities) used for hedge accounting					259,289			334,517
Maturity date, Derivatives used for hedging	October 2025
Hedge ratio, Derivatives used for hedging			1	1
Change in intrinsic value of outstanding hedging instruments			₺ (4,216)	₺ (12,009)
Participating cross currency swap contracts two [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | €	€ 38,057	€ 50,711
Net derivative financial assets (liabilities) used for hedge accounting					24,514			88,338
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging			1	1
Change in intrinsic value of outstanding hedging instruments			₺ (192)	₺ (288)
Cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $						8,000			18,858
Net derivative financial assets (liabilities) used for trading					185,107			400,871
Maturity, trading	November 2025	March 2023 - November 2025
Cross currency swap contracts [member] | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | ¥							¥ 81,162			¥ 108,148
Net derivative financial assets (liabilities) used for hedge accounting					309,793			423,372
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging			1	1
Change in intrinsic value of outstanding hedging instruments			₺ 132,184	₺ 121,601
Net derivative financial assets (liabilities) used for trading, notional | ¥							¥ 19,425			25,883
Net derivative financial assets (liabilities) used for trading					71,036			94,715
Maturity, trading	April 2026	April 2026
Interest rate swap contract [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for hedge accounting, notional | $						90,135			120,105
Net derivative financial assets (liabilities) used for hedge accounting					96,288			171,129
Maturity date, Derivatives used for hedging	April 2026
Hedge ratio, Derivatives used for hedging			1	1
Net derivative financial assets (liabilities) used for trading, notional | $						64,655			53,380
Net derivative financial assets (liabilities) used for trading					23,711			(1,303)
Maturity, trading	April 2026	April 2026
Interest rate swap contract [member] | TL
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional					600,000
Net derivative financial assets (liabilities) used for trading					(17,861)
Maturity, trading	October 2026	-
FX swap contract | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $						353,972			357,451
Net derivative financial assets (liabilities) used for trading					(148,612)			(6,558)
Maturity, trading	February 2024	January 2023
FX swap contract | CNY
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | ¥										¥ 148,422
Net derivative financial assets (liabilities) used for trading								3,071
Maturity, trading	-	January 2023
Currency forward contracts | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | €	€ 10,000	€ 26,900
Net derivative financial assets (liabilities) used for trading					(19,906)			47,288
Maturity, trading	January 2024	February 2023 - April 2023
Currency forward contracts | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Net derivative financial assets (liabilities) used for trading, notional | $						$ 334,900			$ 377,435
Net derivative financial assets (liabilities) used for trading					₺ (123,348)			₺ 12,643
Maturity, trading	March 2024	January 2022 - March 2022